POST-EMPLOYMENT BENEFIT - Summary of Expense Recognized in Profit or Loss (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
POST-EMPLOYMENT BENEFIT
Current service cost	R$ (157)	R$ (219)	R$ (487)
Interest on actuarial obligation	(57,337)	(56,119)	(52,490)
Total expense recognized in profit or loss	R$ (57,494)	R$ (56,338)	R$ (52,977)